Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables.
Trade receivable	$ 417,994	$ 241,228	$ 28,058
Interest receivable	13,126	12,918	1,325
Tax receivables	63,605	20,526	7,974
Other receivable	1,962	1,025	864
Total trade and other receivables	$ 496,687	$ 275,697	$ 38,221